Prepaid expenses and other receivables (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Prepaid expenses and other receivables
Prepaid expenses	$ 2,682	¥ 17,294	¥ 14,326
Tax receivables	124	798	548
Other receivables	980	6,320	4,634
Total prepaid expenses and other receivables	$ 3,786	¥ 24,412	¥ 19,508